Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in unrealized fair value of available-for-sale investments [Abstract]
Dividends declared per common share	$ 1.38	$ 1.36
Dividends declared	$ 991	$ 1,015
Dividends reinvested	(35)	(35)
Dividends paid	$ 956	$ 980